PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 6,423	$ 6,052
Accumulated depreciation	3,981	3,077
Depreciated cost	2,442	2,975
Depreciation expense	904	748	$ 299
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,680	1,575
Accumulated depreciation	1,403	1,081
Office furniture and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,545	3,281
Accumulated depreciation	1,804	1,396
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,198	1,196
Accumulated depreciation	$ 774	$ 600